VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Brazil: 0.8%
227,625	(1)	StoneCo Ltd.	$ 12,039,086	0.8

		China: 4.3%
818,704	(1)	JD.com, Inc. ADR	63,539,617	4.3

		Denmark: 0.1%
6,945	(1)	Ascendis Pharma A/S ADR	1,071,752	0.1

		France: 7.4%
23,718		Dassault Systemes SE	4,425,380	0.3
60,936		Kering SA	40,421,684	2.7
138,207		LVMH Moet Hennessy Louis Vuitton SE	64,667,524	4.4
			109,514,588	7.4

		Germany: 3.4%
319,547		SAP SE	49,759,567	3.4

		India: 2.5%
10,397,659		DLF Ltd.	21,602,022	1.5
1,584,826	(1),(2)	ICICI Bank Ltd. ADR	15,578,839	1.0
			37,180,861	2.5

		Italy: 0.2%
104,433	(1)	Brunello Cucinelli SpA	3,184,136	0.2

		Japan: 15.3%
379,600		Capcom Co., Ltd.	21,184,925	1.4
79,500		Fanuc Ltd.	15,257,288	1.0
87,204		Keyence Corp.	40,766,065	2.8
247,100		Minebea Mitsumi, Inc.	4,706,819	0.3
575,400		Murata Manufacturing Co., Ltd.	37,416,634	2.5
507,600	(2)	Nidec Corp.	47,601,684	3.2
298,500		Omron Corp.	23,338,556	1.6
348,441		Takeda Pharmaceutical Co., Ltd.	12,454,304	0.9
211,600		TDK Corp.	23,105,196	1.6
			225,831,471	15.3

		Netherlands: 2.5%
415,776	(1)	Airbus SE	30,154,588	2.1
16,903		ASML Holding NV	6,243,549	0.4
			36,398,137	2.5

		Spain: 1.2%
644,952		Industria de Diseno Textil SA	17,842,304	1.2

		Sweden: 3.1%
850,608		Assa Abloy AB	19,887,316	1.4
531,357		Atlas Copco AB - A Shares	25,334,462	1.7
			45,221,778	3.1

		Switzerland: 0.4%
23,114	(1)	Zur Rose Group AG	5,510,546	0.4

		United Kingdom: 2.2%
415,481	(1)	Farfetch Ltd. - Class A	10,453,502	0.7
457,045	(2)	International Game Technology PLC	5,086,911	0.4
1,135,539		Prudential PLC	16,293,150	1.1
			31,833,563	2.2

		United States: 56.1%
158,560	(1)	Adobe, Inc.	77,762,581	5.3
246,706		Agilent Technologies, Inc.	24,902,504	1.7
81,720	(1)	Alphabet, Inc. - Class A	119,768,832	8.1
7,081	(1)	Amazon.com, Inc.	22,296,157	1.5
23,074		Analog Devices, Inc.	2,693,659	0.2
45,531		Anthem, Inc.	12,229,171	0.8
780,545	(1)	Avantor, Inc.	17,554,457	1.2
88,821	(1)	Blueprint Medicines Corp.	8,233,707	0.6
222,577	(1)	Boston Scientific Corp.	8,504,667	0.6
225,371	(1)	Centene Corp.	13,145,890	0.9
97,903		Colgate-Palmolive Co.	7,553,216	0.5
93,786	(1),(2)	Dun & Bradstreet Holdings, Inc.	2,406,549	0.2
104,896	(1)	Electronic Arts, Inc.	13,679,487	0.9
139,235		Equifax, Inc.	21,845,972	1.5
275,303	(1)	Facebook, Inc.- Class A	72,101,856	4.9
137,657		Fidelity National Information Services, Inc.	20,264,487	1.4
29,727	(1)	Illumina, Inc.	9,188,021	0.6
34,693	(1)	Incyte Corp., Ltd.	3,113,350	0.2
184,021		Intuit, Inc.	60,029,490	4.1
164,820	(1)	Ionis Pharmaceuticals, Inc.	7,820,709	0.5
29,654	(1)	IQVIA Holdings, Inc.	4,674,360	0.3
324,440	(1)	MacroGenics, Inc.	8,172,644	0.6
520,176		Maxim Integrated Products	35,169,099	2.4
75,997		Microsoft Corp.	15,984,449	1.1
246,233	(1)	PayPal Holdings, Inc.	48,515,288	3.3
78,779		Pegasystems, Inc.	9,535,410	0.6
150,881	(1),(2)	Phathom Pharmaceuticals, Inc.	5,532,806	0.4
201,921		S&P Global, Inc.	72,812,713	4.9
60,657	(1),(2)	Sage Therapeutics, Inc.	3,707,356	0.3
69,557	(1),(2)	Sarepta Therapeutics, Inc.	9,767,890	0.7
7,761	(1),(2)	Twist Bioscience Corp.	589,603	0.0
137,113	(1),(2)	Uniqure B.V.	5,049,872	0.3
167,844		United Parcel Service, Inc. - Class B	27,967,846	1.9
198,262	(1),(2)	Veracyte, Inc.	6,441,532	0.4
82,091		Visa, Inc. - Class A	16,415,737	1.1
192,331		Walt Disney Co.	23,864,430	1.6
55,694		Zimmer Biomet Holdings, Inc.	7,582,181	0.5
			826,877,978	56.1

	Total Common Stock
	(Cost $644,806,376)		1,465,805,384	99.5

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
	India: 0.0%
2,598,630	(1) Zee Entertainment Enterprises Ltd.	$ 127,041	0.0

	Total Preferred Stock
	(Cost $335,415)	127,041	0.0

	Total Long-Term Investments
	(Cost $645,141,791)	1,465,932,425	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
		Repurchase Agreements: 4.3%
2,900,456	(3)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $2,900,466, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $2,958,465, due 09/01/29-02/20/69)	2,900,456	0.2
5,137,056	(3)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $5,137,090, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $5,393,909, due 08/10/21-08/21/40)	5,137,056	0.3
5,609,153	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $5,609,168, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $5,721,336, due 10/25/20-06/20/69)	5,609,153	0.4
1,351,374	(3)	CF Secured LLC, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $1,351,377, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,378,407, due 08/15/27-09/01/50)	1,351,374	0.1
4,954,944	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $4,954,960, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $5,054,064, due 10/08/20-08/15/50)	4,954,944	0.3
9,708,203	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $9,708,224, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $9,902,368, due 11/27/20-11/01/59)	9,708,203	0.7
1,975,738	(3)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $1,975,743, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,015,253, due 10/01/20-09/01/50)	1,975,738	0.1

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
3,898,205	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $3,898,219, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $3,976,183, due 02/15/21-07/20/70)	$ 3,898,205	0.3
2,105,317	(3)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,105,324, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $2,147,431, due 08/31/23-08/15/40)	2,105,317	0.1
15,792,480	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $15,792,515, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $16,108,330, due 10/27/20-07/15/61)	15,792,480	1.1
2,650,662	(3)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,650,671, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $2,703,676, due 06/01/26-02/15/60)	2,650,662	0.2
7,078,871	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $7,078,912, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,239,831, due 04/15/22-02/15/46)	7,078,871	0.5

	Total Repurchase Agreements
	(Cost $63,162,459)		63,162,459	4.3

Shares			Value	Percentage of Net Assets
		Mutual Funds(3): 0.8%
9,470,415	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	9,470,415	0.6
1,433,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	1,433,000	0.1
1,623,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	1,623,000	0.1
	Total Mutual Funds
	(Cost $12,526,415)		12,526,415	0.8

	Total Short-Term Investments
	(Cost $75,688,874)		75,688,874	5.1

	Total Investments in Securities (Cost $720,830,665)		$ 1,541,621,299	104.6
	Liabilities in Excess of Other Assets		(67,216,775)	(4.6)
	Net Assets		$ 1,474,404,524	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Sector Diversification	Percentage of Net Assets
Information Technology	32.8%
Communication Services	17.0
Consumer Discretionary	15.4
Industrials	13.3
Health Care	11.5
Financials	7.1
Real Estate	1.5
Consumer Staples	0.9
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(4.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Brazil	$12,039,086	$–	$–	$12,039,086
China	63,539,617	–	–	63,539,617
Denmark	1,071,752	–	–	1,071,752
France	–	109,514,588	–	109,514,588
Germany	–	49,759,567	–	49,759,567
India	15,578,839	21,602,022	–	37,180,861
Italy	–	3,184,136	–	3,184,136
Japan	–	225,831,471	–	225,831,471
Netherlands	–	36,398,137	–	36,398,137
Spain	–	17,842,304	–	17,842,304
Sweden	–	45,221,778	–	45,221,778
Switzerland	–	5,510,546	–	5,510,546
United Kingdom	15,540,413	16,293,150	–	31,833,563
United States	826,877,978	–	–	826,877,978
Total Common Stock	934,647,685	531,157,699	–	1,465,805,384
Preferred Stock	–	127,041	–	127,041
Short-Term Investments	12,526,415	63,162,459	–	75,688,874
Total Investments, at fair value	$947,174,100	$594,447,199	$–	$1,541,621,299

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $735,975,089.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$816,505,404
Gross Unrealized Depreciation	(10,718,618)
Net Unrealized Appreciation	$805,786,786